Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Summary of Equity Method Investments Reported in Consolidated Statement of Financial Position
Equity method investments in the consolidated statement of financial position were comprised of the following:

	December 31,

	2022	2021
YPL	6,028	6,574
Other equity method investments	171	162
Total equity method investments	6,199	6,736

Share of Post-tax (Losses) Earnings in Equity Method Investments Reported in Consolidated Income Statement
The Company’s share of
post-tax
(losses) earnings in equity method inv
est
ments as reported in the consolidated income st
ateme
nt is comprised of the following:

	Year ended December 31,

	2022	2021
YPL	(416)	6,233
Other equity method investments	(16)	7
Total share of post-tax (losses) earnings in equity method investments	(432)	6,240

Summary of Financial Information for YPL with Reconciliation to Thomson Reuters Carrying Value of its Investment
Set forth below is summarized financial information for 100% of YPL (formerly RHL prior to its sale in January 2021.)

	Year ended December 31,

	2022	2021
Revenues	-	551
Gain related to the sale of Refinitiv to LSEG	-	18,645
Mark-to-market of LSEG shares	(1,354)	(3,895)
Income from forward contract	179	-
Dividend income	202	177
Refinitiv net loss prior to its sale to LSEG	-	(361)
Net (loss) earnings	(973)	14,566
Remove: Net earnings attributable to non-controlling interests	-	(11)
Net (loss) earnings attributable to YPL	(973)	14,555
Other comprehensive loss attributable to YPL	-	(214)
Total comprehensive (loss) income attributable to YPL	(973)	14,341

The following table reconciles the net assets attributable to YPL (formerly RHL) to the Company’s carrying value of its investment in
YPL:

	December 31,

	2022	2021
Assets
Current assets	190	6
Non-current assets	14,620	16,068
Total assets	14,810	16,074
Liabilities
Current liabilities	10	4
Non-current liabilities	202	189
Total liabilities	212	193
Net assets attributable to YPL	14,598	15,881
Net assets attributable to YPL - beginning period	15,881	2,487
Net (loss) earnings attributable to YPL	(973)	14,555
Other comprehensive loss attributable to YPL	-	(214)
Other adjustments (1)	-	253
Distribution to owners	(310)	(1,200)
Net assets attributable to YPL - ending period	14,598	15,881
Thomson Reuters % share	42.84%	42.82%
Thomson Reuters $ share	6,254	6,800
Historical excluded equity adjustment (2)	(226)	(226)
Thomson Reuters carrying amount	6,028	6,574
(1) Consists of equity transactions excluded from total comprehensive income attributable to YPL.
(2) Represents the cumulative impact of equity transactions excluded from the Company’s investment in YPL.